Statement of Financial Condition (USD $)	Dec. 03, 2012	Dec. 31, 2011
Assets
Cash	$ 200	$ 200
Offering costs (Note 4)	45,000	41,000
Total assets	45,200	41,200
Liabilities and shareholders' equity Liabilities
Payable for offering costs	45,000	41,000
Total liabilities	45,000	41,000
Shareholders' equity
Shareholders' equity	200	200
Total liabilities and shareholders' equity	$ 45,200	$ 41,200